TAXES ON INCOME (Schedule of Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on income
Current			$ (17)
Deferred			(3,513)
Taxes on income			(3,530)
Taxes on income by jurisdiction
Domestic (Israel)			(3,530)
Foreign
Taxes on income			$ (3,530)